Advances	12 Months Ended
Mar. 31, 2015
Short-term Debt [Abstract]
Advances

Note 4. Advances

During the year ended March 31, 2015, Vista View Ventures, Inc. advanced $276,822 to the Company for working capital. These advances are non-interest bearing and payable on demand. During the same period, the Company refinanced $426,275 of the advances into convertible notes payable with Vista View Ventures, Inc. As of March 31, 2015 and March 31, 2014, advances in the amount of $0 and $149,453, respectively, are included in current liabilities on the consolidated balance sheets.